Share capital, Share premium and other reserves (Tables)	12 Months Ended
Dec. 31, 2022
Share capital, Share premium and other reserves
Summary of Share capital and share premium

		At 31 December 2021	Issue of share capital	Capital Reduction	Consolidation/ redemption of shares	Sub-division of shares	At 31 December 2022
Ordinary shares at £1.00 each	Number	2	18	–	(20)	–	–
	£'000	–	–	–	–	–	–
Ordinary shares at £5.00 each	Number	–	–	–	4	(4)	–
	£'000	–	–	–	–	–	–
Ordinary shares at £1.25 each	Number	–	9,234,573,815	(9,234,573,831)	–	16	–
	£'000	–	11,543,217	(11,543,217)	–	–	–
Ordinary shares at £0.01 each	Number	–	–	9,234,573,831	–	–	9,234,573,831
	£'000	–	–	92,346	–	–	92,346
Redeemable Preference Shares at £1.00 each	Number	–	49,996	–	(49,996)	–	–
	£'000	–	50	–	(50)	–	–
Share capital	£'000	–	11,543,267	(11,450,871)	(50)	–	92,346
Share premium	£'000	–	10,606,752	(10,606,752)	–	–	–

Summary of Other reserves and cumulative translation exchange in equity

The analysis of other reserves is as follows:

	EBT shares reserve[1] £m	Cash flow hedge reserve £m	Merger reserve £m	Total £m
As at 1 January 2021	–	(1)	(11,651)	(11,652)
Other comprehensive income	–	9	–	9
Contribution from parent	–	–	11	11
As at 31 December 2021	–	8	(11,640)	(11,632)
Other comprehensive income	–	142	–	142
Effect of change in ultimate holding company	–	–	(47)	(47)
As at 31 December 2022	–	150	(11,687)	(11,537)

[1]	Shares owned through an Employee Benefit Trust (EBT).

Merger reserve arises as a result of business combinations of entities under common control.

The cumulative translation exchange in equity is attributable to:

	Shareholders of the Group £m	Non- controlling interests £m	Total cumulative translation reserve £m
As at 1 January 2021	482	16	498
Exchange movements on overseas net assets	(34)	–	(34)
As at 31 December 2021	448	16	464
Exchange movements on overseas net assets	598	(10)	588
As at 31 December 2022	1,046	6	1,052